   SCHWAB MUNICIPAL MONEY FUNDS
   SWEEP INVESTMENTS TM

                                                               SCHWAB FUNDS LOGO

   Prospectus
   April 30, 2007
   As amended February 5, 2008

   - Schwab AMT Tax-Free Money Fund TM--Sweep Shares
   - Schwab Municipal Money Fund TM--Sweep Shares
   - Schwab California Municipal Money Fund TM--Sweep Shares
   - Schwab New York AMT Tax-Free Money Fund TM--Sweep Shares (formerly Schwab New York Municipal Money Fund TM)
   - Schwab New Jersey AMT Tax-Free Money Fund TM--Sweep Shares (formerly Schwab New Jersey Municipal Money Fund TM)
   - Schwab Pennsylvania Municipal Money Fund TM--Sweep Shares
   - Schwab Massachusetts AMT Tax-Free Money Fund TM--Sweep Shares (formerly Schwab Massachusetts Municipal Money Fund TM)

   As with all mutual funds, the
   Securities and Exchange Commission
   (SEC) has not approved these securities
   or passed on whether the information in
   this prospectus is adequate and
   accurate. Anyone who indicates
   otherwise is committing a federal
   crime.                                                  [CHARLES SCHWAB LOGO]

SCHWAB MUNICIPAL MONEY FUNDS


       ABOUT THE FUNDS

          Schwab AMT Tax-Free Money Fund TM--Sweep Shares..........    2

          Schwab Municipal Money Fund TM--Sweep Shares.............    6

          Schwab California Municipal Money Fund TM--Sweep Shares..   10

          Schwab New York AMT Tax-Free Money Fund TM--Sweep
          Shares...................................................   15

          Schwab New Jersey AMT Tax-Free Money Fund TM--Sweep
          Shares...................................................   19

          Schwab Pennsylvania Municipal Money Fund TM--Sweep
          Shares...................................................   24

          Schwab Massachusetts AMT Tax-Free Money Fund TM--Sweep
          Shares...................................................   29

          Fund management..........................................   34

       INVESTING IN THE FUNDS

          Buying/selling shares....................................   36

          Selling/exchanging shares................................   36

          Transaction policies.....................................   37

          Dividends and taxes......................................   37

                  ABOUT THE FUNDS

                  The Schwab Municipal Money Funds seek to provide competitive current yields while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.

                  Because these funds invest in municipal money market securities, their dividends generally are exempt from federal income tax.* In addition to producing federally tax-exempt dividends, the dividends from the Schwab AMT Tax-Free Money Fund TM, Schwab New York AMT Tax-Free Money Fund TM, Schwab New Jersey AMT Tax-Free Money Fund TM and Schwab Massachusetts AMT Tax-Free Money Fund TM are also generally exempt from the federal alternative minimum tax (AMT). Dividends from the state-specific funds generally are exempt from the respective state's income tax as well.

                  The sweep shares of the funds are designed for use as Sweep Investments TM, in conjunction with certain Schwab accounts. Customers who qualify can designate one of these funds as their account's sweep fund.

---------------

* Some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

SCHWAB AMT TAX-FREE MONEY FUND TM
Ticker symbol:   Sweep Shares:   SWFXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities whose interest is exempt from federal income tax, including the federal alternative minimum tax
(AMT). The fund does not currently intend to invest in any municipal securities whose interest is subject to AMT.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

2  Schwab AMT Tax-Free Money Fund TM

                        This fund is designed for individuals in higher tax brackets who are seeking federally tax-exempt income that is also exempt from the federal alternative minimum tax (AMT).

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of a tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities and securities whose interest is subject to the AMT could generate taxable income.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                            Schwab AMT Tax-Free Money Fund TM  3

PERFORMANCE

Below are a chart and a table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance. Because the fund's original strategy was to invest primarily in municipal securities of a single state, its performance prior to June 23, 2006, does not reflect the fund's current strategy and may have been different if it did.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

       2.78    3.62    2.32    0.96    0.46    0.60    1.81    2.83

        99      00      01      02      03      04      05      06

BEST QUARTER: 0.95% Q4 2000
WORST QUARTER: 0.07% Q3 2003

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                                                            Since
                                                                1 year      5 years      inception 1
------------------------------------------------------------------------------------------------------
SWEEP SHARES                                                     2.83        1.33           2.01

1 Inception: 3/18/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.35
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.38
                                                                        -------
Total annual operating expenses                                           0.73

Less expense reduction                                                   (0.10)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.63
                                                                        -------

*  Restated to reflect current expenses.

** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.63% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $64                  $223                 $396                 $897

   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

4  Schwab AMT Tax-Free Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's Sweep Shares financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                            1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
SWEEP SHARES                                12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.03       0.02       0.01       0.00 1     0.01
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.03)     (0.02)     (0.01)     (0.00) 1   (0.01)
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00       1.00       1.00
                                            -----------------------------------------------------------------
Total return (%)                              2.83       1.81       0.60       0.46       0.96

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.65       0.65       0.66       0.64       0.59
  Gross operating expenses                    0.86       0.85       0.85       0.85       0.87
  Net investment income                       2.77       1.78       0.59       0.47       0.95
Net assets, end of period ($ X 1,000,000)    1,045      1,973      1,905      1,804      1,785

1 Per-share amount was less than $0.01.

                                            Schwab AMT Tax-Free Money Fund TM  5

SCHWAB MUNICIPAL MONEY FUND TM
Ticker symbol: Sweep Shares: SWXXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

6  Schwab Municipal Money Fund TM

                        This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                               Schwab Municipal Money Fund TM  7

PERFORMANCE

Below are a chart and table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

       3.11    2.92    2.70    3.53    2.23    0.91    0.46    0.60    1.79    2.83

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 0.94% Q4 2000
WORST QUARTER: 0.07% Q3 2003

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                              1 year   5 years   10 years
---------------------------------------------------------
SWEEP SHARES                   2.83     1.32       2.10

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.32
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.37
                                                                        -------
Total annual operating expenses                                           0.69

Less expense reduction                                                   (0.06)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.63
                                                                        -------

*  Restated to reflect current expenses.

** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.63% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $64                  $215                 $378                 $853

   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

8  Schwab Municipal Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of the fund's Sweep Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
SWEEP SHARES                                             12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.03       0.02       0.01      (0.00) 1    0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.03)     (0.02)     (0.01)     (0.00) 1   (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            2.83       1.79       0.60       0.46       0.91


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.64       0.65       0.66       0.66       0.66
  Gross operating expenses                                  0.81       0.82       0.81       0.81       0.82
  Net investment income                                     2.79       1.77       0.60       0.46       0.90
Net assets, end of period ($ X 1,000,000)                  7,230      7,467      7,563      7,494      7,435

1 Per-share amount was less than $0.01.

                                               Schwab Municipal Money Fund TM  9

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND TM
Ticker symbol: Sweep Shares: SWCXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM CALIFORNIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and California personal income tax.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

10  Schwab California Municipal Money Fund TM

                        For California taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF CALIFORNIA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. For example, in its current term, the United States Supreme Court is scheduled to consider whether a state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions is constitutional. If the Supreme Court were to conclude that this practice is unconstitutional, state and local government bonds bought by the fund as tax-exempt obligations may be become taxable by the state and the market value of such obligations may decline, which, in turn, may

                                   Schwab California Municipal Money Fund TM  11
negatively affect the value of the fund's shares. Please see the fund's Statement of Additional Information for more information regarding these matters.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

12  Schwab California Municipal Money Fund TM

PERFORMANCE

Below are a chart and table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

       2.95    2.64    2.42    3.02    1.99    0.83    0.46    0.59    1.76    2.79

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 0.81% Q4 2000
WORST QUARTER: 0.07% Q3 2003

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                              1 year   5 years   10 years
---------------------------------------------------------
SWEEP SHARES                   2.79     1.28       1.94

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.32
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.37
                                                                        -------
Total annual operating expenses                                           0.69

Less expense reduction                                                   (0.07)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.62
                                                                        -------

*  Restated to reflect current expenses.

** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.62% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $63                  $214                 $377                 $852

   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                   Schwab California Municipal Money Fund TM  13

FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of the fund's Sweep Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
SWEEP SHARES                                             12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.03       0.02       0.01      0.001       0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.03)     (0.02)     (0.01)     (0.00) 1   (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                           1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                           2.79       1.76       0.59       0.46       0.83


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                   0.64       0.65       0.65       0.65       0.65
  Gross operating expenses                                 0.82       0.82       0.82       0.82       0.82
  Net investment income                                    2.77       1.74       0.58       0.45       0.83
Net assets, end of period ($ X 1,000,000)                 4,539      4,134      4,147      4,169      4,056

1 Per-share amount was less than $0.01.

14  Schwab California Municipal Money Fund TM

SCHWAB NEW YORK AMT TAX-FREE MONEY FUND TM
Ticker symbol: Sweep Shares: SWNXX

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW YORK ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New York state personal income tax, including the federal alternative minimum tax ("AMT"). The fund does not currently intend to invest in any securities whose interest is subject to AMT.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW YORK STATE AND LOCAL PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


                                  Schwab New York AMT Tax-Free Money Fund TM  15

                        For New York taxpayers, especially those in higher tax brackets who are seeking triple tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW YORK AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. For example, in its current term, the United States Supreme Court is scheduled to consider whether a state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions is constitutional. If the Supreme Court were to conclude that this practice is unconstitutional, state and local government bonds bought by the fund as tax-exempt obligations may be become taxable by the state and the market value of such obligations may decline, which, in turn, may negatively affect the value of the fund's shares. Please see the fund's Statement of Additional Information for more information regarding these matters.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities whose interest is subject to the AMT could generate taxable income.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

16  Schwab New York AMT Tax-Free Money Fund TM

PERFORMANCE

Below are a chart and table showing how the fund's Sweep Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

       2.96    2.78    2.59    3.39    2.06    0.80    0.41    0.56    1.78    2.82

        97      98      99      00      01      02      03      04      05      06

BEST QUARTER: 00.90% Q4 2000
WORST QUARTER: 00.06% Q3 2003

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                    1 year   5 years   10 years
-------------------------------------------------------------------------------
SWEEP SHARES                                         2.82     1.27       2.01

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.34
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.38
                                                                        -------
Total annual operating expenses                                           0.72

Less expense reduction                                                   (0.07)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.65
                                                                        -------

*  Restated to reflect current expenses.

** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.65% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $66                  $223                 $394                 $888

   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                  Schwab New York AMT Tax-Free Money Fund TM  17

FINANCIAL HIGHLIGHTS

This section provides further details about the financial history of the fund's Sweep Shares for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
SWEEP SHARES                                             12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.03       0.02       0.01       0.00 1     0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.03)     (0.02)     (0.01)     (0.00) 1   (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            2.82       1.78       0.56       0.41       0.80


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.65       0.66       0.69       0.69       0.69
  Gross operating expenses                                  0.84       0.84       0.84       0.84       0.85
  Net investment income                                     2.80       1.75       0.55       0.41       0.80
Net assets, end of period ($ X 1,000,000)                  1,217      1,031      1,073      1,038        944

1 Per-share amount was less than $0.01.

18  Schwab New York AMT Tax-Free Money Fund TM

SCHWAB NEW JERSEY AMT TAX-FREE MONEY FUND TM
Ticker symbol: Sweep Shares: SWJXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW JERSEY PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW JERSEY ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New Jersey personal income tax, including the federal alternative minimum tax ("AMT"). The fund does not currently intend to invest in any securities whose interest is subject to AMT.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

                                Schwab New Jersey AMT Tax-Free Money Fund TM  19

                        For New Jersey taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW JERSEY AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. For example, in its current term, the United States Supreme Court is scheduled to consider whether a state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions is constitutional. If the Supreme Court were to conclude that this practice is unconstitutional, state and local government bonds bought by the fund as tax-exempt obligations may be become taxable by the state and the market value of such obligations may decline, which, in turn, may negatively affect the value of the fund's shares. Please see the fund's Statement of Additional Information for more information regarding these matters.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials

20 Schwab New Jersey AMT Tax-Free Money Fund TM needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities whose interest is subject to the AMT could generate taxable income.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                                Schwab New Jersey AMT Tax-Free Money Fund TM  21

PERFORMANCE

Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

       2.58    3.38    2.13    0.84    0.43    0.57    1.80    2.82

        99      00      01      02      03      04      05      06

BEST QUARTER: 0.89% Q4 2000
WORST QUARTER: 0.06% Q3 2003

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                    Since
                              1 year   5 years   inception 1
------------------------------------------------------------
FUND                           2.82     1.29         1.92

1 Inception: 2/2/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.35
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.40
                                                                        -------
Total annual operating expenses                                           0.75

Less expense reduction                                                   (0.10)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.65
                                                                        -------

*  Restated to reflect current expenses.

** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $66                  $230                 $407                 $921

   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

22  Schwab New Jersey AMT Tax-Free Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                          1/1/06-     1/1/05-     1/1/04-     1/1/03-     1/1/02-
                                                         12/31/06    12/31/05    12/31/04    12/31/03    12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00        1.00        1.00        1.00        1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.03        0.02        0.01        0.00 1      0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.03)      (0.02)      (0.01)      (0.00) 1    (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00        1.00        1.00        1.00        1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            2.82        1.80        0.57        0.43        0.84


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.65        0.65        0.65        0.65        0.66 2
  Gross operating expenses                                  0.88        0.86        0.86        0.86        0.89
  Net investment income                                     2.78        1.78        0.57        0.43        0.83
Net assets, end of period ($ X 1,000,000)                    513         472         448         463         425

1 Per-share amount was less than $0.01.

2 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (taxes) had not been included.

                                Schwab New Jersey AMT Tax-Free Money Fund TM  23

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND TM
Ticker symbol: Sweep Shares: SWEXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND PENNSYLVANIA PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM PENNSYLVANIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Pennsylvania personal income tax.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

24  Schwab Pennsylvania Municipal Money Fund TM

                        For Pennsylvania taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE COMMONWEALTH OF PENNSYLVANIA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. For example, in its current term, the United States Supreme Court is scheduled to consider whether a state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions is constitutional. If the Supreme Court were to conclude that this practice is unconstitutional, state and local government bonds bought by the fund as tax-exempt obligations may be become taxable by the state and the market value of such obligations may decline, which, in turn, may negatively affect the value of the fund's shares. Please see the fund's Statement of Additional Information for more information regarding these matters.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials

                                 Schwab Pennsylvania Municipal Money Fund TM  25
needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

26  Schwab Pennsylvania Municipal Money Fund TM

PERFORMANCE

Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

       2.71    3.57    2.20    0.87    0.49    0.62    1.82    2.85

        99      00      01      02      03      04      05      06

BEST QUARTER: 0.94% Q4 2000
WORST QUARTER: 0.08% Q3 2003

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                  Since
                            1 year   5 years   inception 1
----------------------------------------------------------
FUND                         2.85     1.33        2.00

1 Inception: 2/2/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.35
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.41
                                                                        -------
Total annual operating expenses                                           0.76

Less expense reduction                                                   (0.11)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.65
                                                                        -------

*  Restated to reflect current expenses.

** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $66                  $232                 $412                 $932

   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

                                 Schwab Pennsylvania Municipal Money Fund TM  27

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                         1/1/06-    1/1/05-    1/1/04-    1/1/03-    1/1/02-
                                                         12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.03       0.02       0.01       0.00 1     0.01
                                                         -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.03)     (0.02)     (0.01)     (0.00) 1   (0.01)
                                                         -----------------------------------------------------------------
Net asset value at end of period                            1.00       1.00       1.00       1.00       1.00
                                                         -----------------------------------------------------------------
Total return (%)                                            2.85       1.82       0.62       0.49       0.87


RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net operating expenses                                      0.65       0.65       0.65       0.65       0.65
Gross operating expenses                                    0.89       0.88       0.86       0.87       0.89
Net investment income                                       2.81       1.82       0.62       0.48       0.87
Net assets, end of period ($ X 1,000,000)                    412        378        346        328        301

1 Per-share amount was less than $0.01.

28  Schwab Pennsylvania Municipal Money Fund TM

SCHWAB MASSACHUSETTS AMT TAX-FREE
MONEY FUND TM
Ticker symbol: Sweep Shares: SWDXX

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM MASSACHUSETTS ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Massachusetts personal income tax, including the federal alternative minimum tax ("AMT"). The fund does not currently intend to invest in any securities whose interest is subject to AMT.

Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 per share price.

During unusual market conditions, the fund may invest in taxable money market securities and municipal securities whose interest is subject to the AMT as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND THAT IS EXEMPT FROM FEDERAL AND MASSACHUSETTS PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------


                             Schwab Massachusetts AMT Tax-Free Money Fund TM  29

                        For Massachusetts taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.

RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF AN INVESTMENT DEFAULT.Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF MASSACHUSETTS AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. For example, in its current term, the United States Supreme Court is scheduled to consider whether a state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions is constitutional. If the Supreme Court were to conclude that this practice is unconstitutional, state and local government bonds bought by the fund as tax-exempt obligations may be become taxable by the state and the market value of such obligations may decline, which, in turn, may negatively affect the value of the fund's shares. Please see the fund's Statement of Additional Information for more information regarding these matters.

TO THE EXTENT THE FUND INVESTS A SUBSTANTIAL PORTION OF ITS ASSETS IN MUNICIPAL SECURITIES FINANCING SIMILAR PROJECTS, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials

30 Schwab Massachusetts AMT Tax-Free Money Fund TM needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities whose interest is subject to the AMT could generate taxable income.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

                             Schwab Massachusetts AMT Tax-Free Money Fund TM  31

PERFORMANCE

Below are a chart and table showing the fund's performance (which varies over time) and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31



[BAR CHART]

       0.64    1.78    2.81

        04      05      06

BEST QUARTER: 0.74% Q4 2006
WORST QUARTER: 0.10% Q1 2004

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/06

                                                Since
                                    1 year   inception 1
--------------------------------------------------------
FUND                                 2.81       1.52

1 Inception: 5/16/03.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees*                                                          0.35
Distribution (12b-1) fees                                                 None
Other expenses*                                                           0.42
                                                                        -------
Total annual operating expenses                                           0.77

Less expense reduction                                                   (0.12)
                                                                        -------
NET OPERATING EXPENSES**                                                  0.65
                                                                        -------

*  Restated to reflect current expenses.

** Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.65% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

EXAMPLE

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

      1 year              3 years              5 years              10 years
 --------------------------------------------------------------------------------
       $66                  $234                 $416                 $943

   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

32  Schwab Massachusetts AMT Tax-Free Money Fund TM

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                            1/1/06-    1/1/05-    1/1/04-     5/16/03-
                                            12/31/06   12/31/05   12/31/04   12/31/03 1
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        1.00       1.00       1.00         1.00
                                            -----------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.03       0.02       0.01         0.00 2
                                            -----------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.03)     (0.02)     (0.01)       (0.00) 2
                                            -----------------------------------------------------------------
Net asset value at end of period              1.00       1.00       1.00         1.00
                                            -----------------------------------------------------------------
Total return (%)                              2.81       1.78       0.64         0.30 3

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                      0.65       0.63       0.60         0.51 4,5
  Gross operating expenses                    0.90       0.87       0.86         0.86 4
  Net investment income                       2.77       1.76       0.63         0.48 4
Net assets, end of period ($ X 1,000,000)      399        351        386          363

1 Commencement of operations.

2 Per-share amount was less than $0.01.

3 Not annualized.

4 Annualized.

5 In addition to the guaranteed expense limit in place, the investment advisor voluntarily reduced the fund's annualized operating expenses by an additional 0.09%.

                             Schwab Massachusetts AMT Tax-Free Money Fund TM  33

                  FUND MANAGEMENT

The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $187 billion under management.

                  The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab Funds(R). The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 12/31/06.)

                  As the investment adviser, the firm oversees the asset management and administration of the Schwab Municipal Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/06, these fees were 0.17% for the Schwab AMT Tax-Free Money Fund TM, 0.21% for the Schwab Municipal Money Fund TM, 0.21% for the Schwab California Municipal Money Fund TM, 0.20% for the Schwab New York AMT Tax-Free Money Fund TM, 0.15% for the Schwab New Jersey AMT Tax-Free Money Fund TM, 0.14% for the Schwab Pennsylvania Municipal Money Fund TM and 0.13% for the Schwab Massachusetts AMT Tax-Free Money Fund TM. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.

                  Effective January 1, 2007, for its advisory and administrative services to the Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Massachusetts AMT Tax-Free Money Fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.35% of each fund's average daily net assets for the first $1 billion, 0.32% of such net assets greater than $1 billion but not exceeding $10 billion, 0.30% of such net assets greater than $10 billion but not exceeding $20 billion, 0.27% of such net assets greater than $20 billion but not exceeding $40 billion, and 0.25% of such net assets over $40 billion.

                  A discussion regarding the basis for the Board of Trustees' approval of the funds' investment advisory agreement is available in each fund's 2006 semi-annual report, which covers the period from 1/1/06 through 6/30/06.

                  INVESTING IN THE FUNDS

                  As a Schwab Funds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

BUYING/SELLING SHARES

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. These funds are designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time.

When you designate one of these funds as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

For more information on Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.

MUNICIPAL MONEY funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The funds reserve the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less. A shareholder may incur transaction expenses in converting these securities in cash.

- Exchange orders are limited to other Schwab Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

You are automatically entitled to initiate transactions by telephone. The funds and Schwab employ procedures to confirm the authenticity of telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

36  Investing in the funds

TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY, EXCEPT FOR DAYS ON WHICH THE NEW YORK STOCK EXCHANGE (NYSE) IS CLOSED AND WHEN THE FOLLOWING FEDERAL HOLIDAYS ARE
OBSERVED: COLUMBUS DAY AND VETERANS DAY. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next business day's dividend. Orders to sell or exchange shares that are accepted no later than 10 a.m. Eastern time generally don't receive that day's dividend, but those accepted after 10 a.m. Eastern time generally do.

The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason.

- To redeem your shares if your Schwab account is no longer eligible for the fund.

- To materially modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------


POLICY REGARDING SHORT-TERM OR EXCESSIVE TRADING

Each fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. However, the funds are money market funds and seek to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the funds are designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expect shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the funds' investments, and money market instruments in general, and the funds' intended purpose to serve as a short-term investment vehicle for shareholders, these funds do not monitor or limit shareholders purchases and redemptions of fund shares. However, the funds' policies and procedures do provide each fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

PORTFOLIO HOLDINGS INFORMATION. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. Sweep money funds may pay their dividends in cash or fund shares to shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.

SOME FUNDS MAY HAVE TAX CONSEQUENCES. The AMT Tax-Free Money Fund's and Municipal Money Fund's dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. Dividends from the state-specific funds typically are exempt from federal and the respective state's income taxes. Each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.

WHILE INTEREST FROM MUNICIPAL SECURITIES GENERALLY IS EXEMPT FROM FEDERAL INCOME TAX, some securities in which certain of the funds may invest may produce income that is subject to the AMT. To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

38  Investing in the funds

NOTES

   TO LEARN MORE

   This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

   ANNUAL AND SEMI-ANNUAL REPORTS, which are mailed to current fund investors, contain more information about the funds' holdings and detailed financial information about the funds. Annual reports also contain information from the funds' managers about strategies, recent market conditions and trends and their impact on fund performance.

   The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

   For a free copy of any of these documents or to request other information or ask questions about the funds, call Schwab Funds(R) at 1-800-435-4000. In addition, you may visit Schwab Funds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus, SAI or an annual or semi-annual report.

   The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.



   SEC FILE NUMBER

    Schwab Municipal Money Funds --
    Sweep Investments TM                      811-5954




   REG13851FLD-11

SCHWAB MUNICIPAL MONEY FUNDS --
SWEEP INVESTMENTS TM

PROSPECTUS
April 30, 2007
As amended February 5, 2008


                                                           [CHARLES SCHWAB LOGO]